Fees Summary	Nov. 06, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 8,454,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,167,600.97
Total Offset Amount	$ 418,085.44
Narrative Disclosure
Net Fee	$ 749,515.53
Narrative - Max Aggregate Offering Amount | shares	8,454,750,000
Final Prospectus	true